SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	2 Months Ended	12 Months Ended
	Aug. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total revenue		$ 145,236,749	$ 168,156,906
Net income		$ 8,590,761	4,094,161
Kuangre S H [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue from in-app purchases	$ 5,460,907		130,881,024
Revenue from advertisement	709,339		10,044,169
Total revenue	6,170,246		140,925,193
Net income	$ 9,985		$ 501,521